Simplify China A Shares PLUS Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 58.7%
U.S. Treasury Bill, 4.33%, 10/28/2025 (a)(b) .................................... $ 4,700,000 $ 4,685,759
U.S. Treasury Bill, 3.99%, 12/11/2025 (a)(b) .................................... 2,000,000 1,984,853
U.S. Treasury Bill, 3.96%, 12/26/2025 (a) ...................................... 1,100,000 1,089,883
Total U.S. Treasury Bills (Cost $7,759,424) ......................................... 7,760,495
Shares
U.S. Exchange-Traded Funds – 37.9%
Money Market Funds – 37.9%
Simplify Government Money Market ETF(b)(c)(d)
(Cost $5,008,045) ....................................................... 50,000 5,004,000
Number of
Contracts Notional Amount
Purchased Options – 0.9%
Calls – Exchange-Traded – 0.7%
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 19 12,872,500 143
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 5 3,335,000 20,750
S&P 500 Index, October Strike Price $6,790, Expires 10/06/25 ........... 12 8,148,000 2,070
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 5 3,345,000 20,750
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 5 3,362,500 16,225
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 6 4,035,000 32,340
92,278
Puts – Exchange-Traded – 0.2%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(e) ...... 1 2,255,000 1,200
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(e) ...... 13 2,912,000 1,105
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(e) ...... 13 2,879,500 1,430
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(e) ...... 13 2,899,000 1,560
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25 ........... 22 13,992,000 3,245
S&P 500 Index, October Strike Price $6,400, Expires 10/06/25 ........... 15 9,600,000 3,937
S&P 500 Index, October Strike Price $6,350, Expires 10/08/25 ........... 24 15,240,000 8,400
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(e) ......... 4 2,440,000 900
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(e) ......... 4 2,456,000 1,000
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(e) ....... 136 4,406,400 1,632
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(e) ....... 133 4,362,400 2,195
26,604
Total Purchased Options (Cost $150,172) ............................................ 118,882
Total Investments – 97.5%
(Cost $12,917,641) ............................................................ $ 12,883,377
Other Assets in Excess of Liabilities – 2.5% ........................................... 333,474
Net Assets – 100.0% ............................................................ $ 13,216,851

Simplify China A Shares PLUS Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (1) $ (2,355,000) $ (3,855)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (13) (3,042,000) (4,030)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (13) (3,009,500) (4,095)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (13) (3,029,000) (5,330)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (4) (2,560,000) (2,640)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (4) (2,576,000) (3,260)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (136) (4,542,400) (3,808)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (133) (4,495,400) (6,052)
(33,070)
Total Written Options (Premiums Received $51,156) .................................... $ (33,070)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $9,680,716 have been pledged as collateral for options and swaps as of September
30, 2025.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(e) Held in connection with Written Options.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 6,914,587 $ (1,904,844) $ (1,698) $ (4,045) $ 5,004,000 50,000 $ 45,230 $ —
$ — $ 6,914,587 $ (1,904,844) $ (1,698) $ (4,045) $ 5,004,000 50,000 $ 45,230 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 58.7%
U.S. Exchange-Traded Funds .................................................................... 37.9%
Purchased Options ............................................................................ 0.9%
Total Investments ............................................................................. 97.5%
Other Assets in Excess of Liabilities ............................................................... 2.5%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.

Simplify China A Shares PLUS Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
At September 30, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
ACSI 1000 Net Total Return Index* 10/15/2025 (8.91)% (SOFR -13.00)(c) BOFA (1,313,957) $ 31,660
ACSI 2000 Net Total Return Index* 10/15/2025
(16.41)% (SOFR -20.50)
(c) BOFA (1,609,650) (290)
ACSI 300 Net Return Index* 10/15/2025 1.59% (SOFR -2.50)(c) BOFA (2,267,438) 51,375
ACSI 500 Net Total Return Index* 10/15/2025 (5.91)% (SOFR -10.00)(c) BOFA (1,358,301) 54,478
CCSI 1000 Net Total Return Index* 4/15/2026 (8.91)% (SOFR -13.00)(c) BOFA (1,313,957) 31,302
CCSI 2000 Net Total Return Index* 4/15/2026
(13.95)% (SOFR -18.00)
(c) BOFA (1,609,180) (1,858)
CCSI 300 Net Return Index* 4/15/2026 1.59% (SOFR -2.50)(c) BOFA (2,267,438) 51,551
CCSI 500 Net Total Return Index* 4/15/2026 (5.91)% (SOFR -10.00)(c) BOFA (1,358,301) 53,791
$ 272,009
* The aggregate unrealized of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BOFA : Bank of America
SOFR : Secured Overnight Financing Rate